FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 7. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of March 31, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Amount at Fair
Description	Value	Level 1	Level 2	Level 3
March 31, 2023
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$258,765,536	$258,765,536	$—	$—

December 31, 2022
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$256,918,610	$256,918,610	$—	$—

NOTE 7.   FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2022 and 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Amount at Fair
Description	Value	Level 1	Level 2	Level 3
December 31, 2022
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$256,918,610	$256,918,610	$—	$—

December 31, 2021
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$252,994,944	$252,994,944	$—	$—